STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign Currency Translation Adjustment - the Company [Member]	Retained earnings (accumulated deficit) [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2009	$ 32,309	$ 3,225	$ 48,741	$ 3,849	$ 3,890	$ (27,450)	$ 54
Balance, shares at Dec. 31, 2009	10,396,548	10,396,548
Stock-based compensation	833		833
Stock-based compensation - granted by related party	100		100
Capital fund on loan granted by a related party	297		297
Purchase of non-controlling interests	(30)						(30)
Foreign currency translation adjustments - the Company	(490)				(490)
Comprehensive income (loss):
Net Income (Loss)	(6,229)					(6,205)	(24)
Realized foreign currency translation adjustments
Foreign currency translation adjustments	1,226			1,226
Balance at Dec. 31, 2010	28,016	3,225	49,971	5,075	3,400	(33,655)
Balance, shares at Dec. 31, 2010	10,396,548	10,396,548
Issuance of share capital, net	16,228	1,588	14,640
Issuance of share capital, net, shares		5,423,274
Stock-based compensation	344		344
Stock-based compensation - granted by related party	54		54
Loan granted by a related party	(89)		(89)
Foreign currency translation adjustments - the Company	(2,797)				(2,797)
Comprehensive income (loss):
Net Income (Loss)	9,844					9,844
Realized foreign currency translation adjustments
Foreign currency translation adjustments	(589)			(589)
Balance at Dec. 31, 2011	51,011	4,813	64,920	4,486	603	(23,811)
Balance, shares at Dec. 31, 2011	15,819,822	15,819,822
Issuance of shares upon exercise of employee stock options	1,115	74	1,041
Issuance of shares upon exercise of employee stock options, shares		278,200
Stock-based compensation	203		203
Stock-based compensation - granted by related party	19		19
Foreign currency translation adjustments - the Company	1,621				1,621
Comprehensive income (loss):
Net Income (Loss)	4,094					4,094
Realized foreign currency translation adjustments	(421)			(421)
Foreign currency translation adjustments	684			684
Balance at Dec. 31, 2012	$ 58,326	$ 4,887	$ 66,183	$ 4,749	$ 2,224	$ (19,717)
Balance, shares at Dec. 31, 2012	16,098,022	16,098,022